Segment Information	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information

Our segments coincide with how our businesses are managed. At March 31, 2016, our three segments include:

•	Consumer and Insurance;

•	Acquisitions and Servicing; and

•	Real Estate.

On November 15, 2015, we completed our acquisition of OneMain, and their results are included in our consolidated results for the three months ended March 31, 2016. We include OneMain’s operations within the Consumer and Insurance segment.

Management considers Consumer and Insurance, and Acquisitions and Servicing as our “Core Consumer Operations” and Real Estate as our “Non-Core Portfolio.”

Our segments are managed as follows:

Core Consumer Operations

•
Consumer and Insurance — We originate and service personal loans (secured and unsecured) through two business divisions: branch operations and centralized operations and offer credit insurance (life insurance, disability insurance, and involuntary unemployment insurance), non-credit insurance, and ancillary products, such as warranty protection. As a result of the OneMain Acquisition, our combined branch operations primarily conduct business in 43 states, which are our core operating states. Our centralized operations underwrite and process certain loan applications that we receive from our branch operations or through an internet portal. If the applicant is located near an existing branch (“in footprint”), our centralized operations make the credit decision regarding the application and then request, but do not require, the customer to visit a nearby branch for closing, funding and servicing. If the applicant is not located near a branch (“out of footprint”), our centralized operations originate the loan.

•
Acquisitions and Servicing — We service the SpringCastle Portfolio that was acquired through a joint venture in which we owned a 47% equity interest. On March 31, 2016, the SpringCastle Portfolio was sold in connection with the sale of our equity interest in the SpringCastle Joint Venture. These loans consist of unsecured loans and loans secured by subordinate residential real estate mortgages and include both closed-end accounts and open-end lines of credit. These loans are in a liquidating status and vary in substance and form from our originated loans. Unless terminated, we will continue to provide the servicing for these loans, which we service as unsecured loans because the liens are subordinated to superior ranking security interests.

Non-Core Portfolio

•
Real Estate — We service and hold real estate loans secured by first or second mortgages on residential real estate. Real estate loans previously originated through our branch offices or previously acquired or originated through centralized distribution channels are serviced by: (i) MorEquity and subserviced by Nationstar; (ii) Select Portfolio Servicing, Inc.; or (iii) our centralized operations. Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. Prior to the OneMain Acquisition, this segment also included proceeds from the sale of our real estate loans in 2014. We used these proceeds to acquire OneMain.

The remaining components (which we refer to as “Other”) consist of our other non-core, non-originating legacy operations, which are isolated by geographic market and/or distribution channel from our Core Consumer Operations and our Non-Core Portfolio. These operations include: (i) Springleaf legacy operations in 14 states where we had also ceased branch-based personal lending; (ii) Springleaf liquidating retail sales finance portfolio (including retail sales finance accounts from its legacy auto finance operation); (iii) Springleaf lending operations in Puerto Rico and the U.S. Virgin Islands; and (iv) the operations of Springleaf United Kingdom subsidiary.

We evaluate the performance of the segments based on pretax operating earnings. The accounting policies of the segments are the same as those disclosed in Note 3 of our 2015 Annual Report on Form 10-K, except as described below.

Due to the nature of the OneMain Acquisition, we applied purchase accounting. However, we report the operating results of our Core Consumer Operations, Non-Core Portfolio, and Other using “Segment Accounting Basis,” which (i) reflects our allocation methodologies for certain costs, primarily interest expense, loan loss reserves and acquisition costs to reflect the manner in which we assess our business results and (ii) excludes the impact of applying purchase accounting. These allocations and adjustments have a material effect on our reported segment basis income as compared to GAAP. We believe a Segment Accounting Basis (a basis other than U.S. GAAP) provides investors the basis for which management evaluates segment performance.

We allocate revenues and expenses (on a Segment Accounting Basis) to each segment using the following methodologies:

Interest income	Directly correlated with a specific segment.
Interest expense	Acquisition and Servicing - This segment includes interest expense specifically identified to the SpringCastle Portfolio.
Consumer and Insurance, Real Estate and Other - The Company has securitization debt and unsecured debt. The Company first allocates interest expense to its segments based on actual expense for securitizations and secured term debt and using a weighted average for unsecured debt allocated to the segments. Average unsecured debt allocations for the periods presented are as follows:

Subsequent to the OneMain Acquisition
Total average unsecured debt is allocated as follows:
● Consumer and Insurance - receives remainder of unallocated average debt; and
● Real Estate and Other - at 100% of asset base. (Asset base represents the average net finance receivables including finance receivables held for sale.)
The net effect of the change in debt allocation and asset base methodologies for the three months ended March 31, 2015 had it been in place as of the beginning of the year would be an increase in interest expense of $54 million for Consumer and Insurance and a decrease in interest expense of $45 million and $9 million for Real Estate and Other, respectively.

For the period third quarter 2014 to the OneMain Acquisition
Total average unsecured debt is allocated to Consumer and Insurance, Real Estate and Other, such that the total debt allocated across each segment equals 83%, up to 100% and 100% of each of its respective asset base. Any excess is allocated to Consumer and Insurance.

Average unsecured debt is allocated after average securitized debt to achieve the calculated average segment debt.
Asset base represents the following:
● Consumer and Insurance - average net finance receivables including average net finance receivables held for sale;
● Real Estate - average net finance receivables including average net finance receivables held for sale, cash and cash equivalents, investments including proceeds from Real Estate sales; and
● Other - average net finance receivables other than the periods listed below:
●  May 2015 to the OneMain Acquisition - average net finance receivables and cash and cash equivalents less proceeds from equity issuance in 2015, operating cash reserve and cash included in other segments.

● February 2015 to April 2015 - average net finance receivables and cash and cash equivalents less operating cash reserve and cash included in other segments.
Provision for finance receivable losses	Directly correlated with a specific segment, except for allocations to Other, which are based on the remaining delinquent accounts as a percentage of total delinquent accounts.
Other revenues
Directly correlated with a specific segment, except for: (i) net gain (loss) on repurchases and repayments of debt, which is allocated to the segments based on the interest expense allocation of debt and (ii) gains and losses on foreign currency exchange, which is allocated to the segments based on the interest expense allocation of debt.

Salaries and benefits	Directly correlated with a specific segment. Other salaries and benefits not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Acquisition-related transaction and integration expenses
Consists of: (i) acquisition-related transaction and integration costs related to the OneMain Acquisition, including legal and other professional fees, which we primarily report in Other, as these are costs related to acquiring the business as opposed to operating the business; (ii) software termination costs, which are allocated to Consumer and Insurance; and (iii) incentive compensation incurred above and beyond expected cost from acquiring and retaining talent in relation to the OneMain Acquisition, which are allocated to each of the segments based on services provided.

Other operating expenses	Directly correlated with a specific segment. Other operating expenses not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Insurance policy benefits and claims	Directly correlated with a specific segment.
The “Segment to GAAP Adjustment” column in the following tables primarily consists of:

•
Interest income - the net purchase accounting impact of the amortization (accretion) of the net premium (discount) assigned to finance receivables and the impact of identifying purchased credit impaired finance receivables as compared to the historical values of finance receivables;

•	Interest expense - primarily includes the accretion of the net discount applied to our long term debt as part of purchase accounting;

•	Provision for finance receivable losses - the adjustment to reflect the difference between our allowance adjustment calculated under our Segment Accounting Basis and our GAAP basis;

•
Other revenues - the impact of carrying value differences between Segment Accounting Basis and purchase accounting basis when measuring mark to market for loans held for sale and realized gains/losses associated with our investment portfolio; and

•	Other expenses - the net impact of amortization associated with identified intangibles as part of purchase accounting and deferred costs impacted by purchase accounting.

The following tables present information about the Company’s segments, as well as reconciliations to the condensed consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Three Months Ended March 31, 2016
Interest income	$849	$102	$15	$1	$—	$(136)	$831
Interest expense	175	20	13	—	—	18	226
Provision for finance receivable losses	232	14	2	—	—	(51)	197
Net interest income (loss) after provision for finance receivable losses	442	68	—	1	—	(103)	408
Net gain on sale of SpringCastle interests	—	167	—	—	—	—	167
Other revenues	141	11	(11)	—	(11)	6	136
Acquisition-related transaction and integration expenses	28	—	—	9	—	(4)	33
Other expenses	388	26	7	(4)	(11)	20	426
Income (loss) before provision for (benefit from) income taxes	167	220	(18)	(4)	—	(113)	252
Income before provision for income taxes attributable to non-controlling interests	—	28	—	—	—	—	28
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$167	$192	$(18)	$(4)	$—	$(113)	$224

Assets	$11,352	$106	$667	$293	$4,455	$2,261	$19,134

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Three Months Ended March 31, 2015
Interest income	$256	$124	$18	$2	$—	$3	$403
Interest expense	40	23	60	10	(5)	30	158
Provision for finance receivable losses	56	20	2	—	—	2	80
Net interest income (loss) after provision for finance receivable losses	160	81	(44)	(8)	5	(29)	165
Other revenues	51	19	3	—	(19)	(2)	52
Acquisition-related transaction and integration expenses	—	—	—	3	—	—	3
Other expenses	146	29	7	2	(14)	1	171
Income (loss) before provision for (benefit from) income taxes	65	71	(48)	(13)	—	(32)	43
Income before provision for income taxes attributable to non-controlling interests	—	33	—	—	—	—	33
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$65	$38	$(48)	$(13)	$—	$(32)	$10

Assets *	$4,868	$2,087	$3,613	$1,690	$—	$22	$12,280

*	Assets reflect the following:

•	As a result of our early adoption of ASU 2015-03, we reclassified $32 million of debt issuance costs from other assets to long-term debt as of March 31, 2015.

•
In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $216 million at March 31, 2015.

•
During the second quarter of 2015, we identified incorrect allocations of our total assets disclosure within our segment footnote and have corrected the previously disclosed total assets at March 31, 2015 in the table above.